THE MAINSTAY FUNDS
51 Madison Avenue
New York, NY 10010

VIA EDGAR

September 3, 2020

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: The MainStay Funds (the “Registrant”)
Registration Numbers: 033-02610 and 811-04550

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 152 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 155 under the Investment Company Act of 1940, that became effective on August 31, 2020.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 201-744-3598.

Very truly yours,

/s/ Brian J. McGrady

Brian J. McGrady
Assistant Secretary